Right-of-Use Assets and Lease Liabilities (Details) - Schedule of Carrying Amounts of Lease Liabilities and the Movements - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Carrying Amounts of Lease Liabilities and the Movements [Abstract]
At beginning of year	$ 133,279	$ 368,747
Additions to lease liabilities		110,206
Interest charged	4,241	13,139
Payment made	(97,715)	(224,309)
Exchange realignment	440	461
Disposal of subsidiaries		(134,965)
At end of year	$ 40,245	$ 133,279